Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

(Millions of dollars)
2012	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$668	$668	$678	$679
Profit before income taxes	$170	$144	$153	$124
Profit	$120	$104	$109	$99

2011	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$640	$675	$668	$662
Profit before income taxes	$115	$152	$126	$111
Profit	$83	$107	$93	$95

2010	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$631	$648	$640	$633
Profit before income taxes	$71	$95	$89	$74
Profit	$53	$82	$73	$70